FDIC loss share asset and true up payment obligation	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
FDIC loss share asset

Note 11 – FDIC loss share asset and true-up payment obligation

In connection with the Westernbank FDIC-assisted transaction, BPPR entered into loss share agreements with the FDIC with respect to the covered loans and other real estate owned. Pursuant to the terms of the loss share agreements, the FDIC's obligation to reimburse BPPR for losses with respect to covered assets begins with the first dollar of loss incurred. The FDIC reimburses BPPR for 80% of losses with respect to covered assets, and BPPR reimburses the FDIC for 80% of recoveries with respect to losses for which the FDIC paid 80% reimbursement under loss share agreements. The loss share agreement applicable to single-family residential mortgage loans provides for FDIC loss and recoveries sharing for ten years expiring at the end of the quarter ending June 30, 2020. The loss share agreement applicable to commercial (including construction) and consumer loans provides for FDIC loss sharing for five years expiring at the end of the quarter ending June 30, 2015 and BPPR reimbursement to the FDIC for eight years expiring at the end of the quarter ending June 30, 2018, in each case, on the same terms and conditions as described above.

The following table sets forth the activity in the FDIC loss share asset for the periods presented.

	Year ended December 31,
(In thousands)	2013	2012	2011
Balance at beginning of year	$1,399,098	$1,915,128	$2,410,219
Amortization of loss share indemnification asset	(161,635)	(129,676)	(10,855)
Credit impairment losses to be covered under loss sharing agreements	60,454	58,187	110,457
Reimbursable expenses	50,985	30,771	5,093
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	(473)	(969)	(33,221)
Net payments to (from) FDIC under loss sharing agreements	(396,223)	(462,016)	(561,111)
Other adjustments attributable to FDIC loss sharing agreements	(3,598)	(12,327)	(5,454)
Balance at end of period	$948,608	$1,399,098	$1,915,128

The following table presents the weighted average life of the loan portfolios subject to the FDIC loss sharing agreement for the years ended December 31, 2013 and December 31, 2012.

	Years ended
	December 31, 2013		December 31, 2012
Commercial	6.43	years	7.40	years
Consumer	3.13		2.91
Construction	1.30		2.72
Mortgage	6.91		6.97

As part of the loss share agreement, BPPR agreed to make a true-up payment obligation (the “true-up payment”) to the FDIC on the date that is 45 days following the last day (the “true-up measurement date”) of the final shared loss month, or upon the final disposition of all covered assets under the loss sharing agreements in the event losses on the loss sharing agreements fail to reach expected levels. The estimated fair value of such true-up payment obligation is recorded as contingent consideration, which is included in the caption of other liabilities in the consolidated statements of financial condition. Under the loss sharing agreements, BPPR will pay to the FDIC 50% of the excess, if any, of: (i) 20% of the intrinsic loss estimate of $4.6 billion (or $925 million)(as determined by the FDIC) less (ii) the sum of: (A) 25% of the asset discount (per bid) (or ($1.1 billion)); plus (B) 25% of the cumulative shared-loss payments (defined as the aggregate of all of the payments made or payable to BPPR minus the aggregate of all of the payments made or payable to the FDIC); plus (C) the sum of the period servicing amounts for every consecutive twelve-month period prior to and ending on the true-up measurement date in respect of each of the loss sharing agreements during which the loss sharing provisions of the applicable loss sharing agreement is in effect (defined as the product of the simple average of the principal amount of shared loss loans and shared loss assets at the beginning and end of such period times 1%).

The following table provides the fair value and the undiscounted amount of the true-up payment obligation at December 31, 2013 and 2012.

(In thousands)	December 31, 2013	December 31, 2012
Carrying amount (fair value)	$127,513	$111,519
Undiscounted amount	$185,372	$178,522

The loss share agreements contain specific terms and conditions regarding the management of the covered assets that BPPR must follow in order to receive reimbursement on losses from the FDIC. Under the loss share agreements, BPPR must:

  manage and administer the covered assets and collect and effect charge-offs and recoveries with respect to such covered assets in a manner consistent with its usual and prudent business and banking practices and, with respect to single family shared-loss loans, the procedures (including collection procedures) customarily employed by BPPR in servicing and administering mortgage loans for its own account and the servicing procedures established by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), as in effect from time to time, and in accordance with accepted mortgage servicing practices of prudent lending institutions;
  exercise its best judgment in managing, administering and collecting amounts on covered assets and effecting charge-offs with respect to the covered assets;
  use commercially reasonable efforts to maximize recoveries with respect to losses on single family shared-loss assets and best efforts to maximize collections with respect to commercial shared-loss assets;
  retain sufficient staff to perform the duties under the loss share agreements;
  adopt and implement accounting, reporting, record-keeping and similar systems with respect to the commercial shared-loss assets;
  comply with the terms of the modification guidelines approved by the FDIC or another federal agency for any single-family shared-loss loan;
  provide notice with respect to proposed transactions pursuant to which a third party or affiliate will manage, administer or collect any commercial shared-loss assets;
  file monthly and quarterly certificates with the FDIC specifying the amount of losses, charge-offs and recoveries; and
  maintain books and records sufficient to ensure and document compliance with the terms of the loss share agreements.

Refer to Note 28, Commitment and Contingencies, for additional information on the arbitration proceedings with the FDIC regarding the commercial loss share agreement.

	Year ended December 31,
(In thousands)	2013	2012	2011
Balance at beginning of year	$1,399,098	$1,915,128	$2,410,219
Amortization of loss share indemnification asset	(161,635)	(129,676)	(10,855)
Credit impairment losses to be covered under loss sharing agreements	60,454	58,187	110,457
Reimbursable expenses	50,985	30,771	5,093
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	(473)	(969)	(33,221)
Net payments to (from) FDIC under loss sharing agreements	(396,223)	(462,016)	(561,111)
Other adjustments attributable to FDIC loss sharing agreements	(3,598)	(12,327)	(5,454)
Balance at end of period	$948,608	$1,399,098	$1,915,128